Investment Objectives and Goals	May 30, 2025
NestYield Total Return Guard ETF
Prospectus [Line Items]
Risk/Return [Heading]	NestYield Total Return Guard ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of select U.S. listed securities, subject to a dampening of potential investment gains, while also seeking to hedge against significant market downturns.
NestYield Dynamic Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	NestYield Dynamic Income ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek a high level of current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of select U.S. listed securities, subject to a dampening of potential investment gains, while also seeking to hedge against significant market downturns.
NestYield Visionary ETF
Prospectus [Line Items]
Risk/Return [Heading]	NestYield Visionary ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek long-term growth.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek current income.